International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) - USD ($)		12 Months Ended
	Sep. 19, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income		$ 205,104,000	$ 215,931,000	$ 157,436,000
Adjustments to reconcile net income to net cash provided by operating activities:
Investment securities transactions, net		12,000	141,000	4,774,000
Unrealized (gain) loss on equity securities with readily determinable fair values		(158,000)	388,000
Stock compensation expense		980,000	1,035,000	903,000
Decrease in other liabilities		32,157,000	24,916,000	592,000
Net cash provided by operating activities		311,565,000	229,847,000	196,819,000
Investing activities:
Net cash (used in) provided by investing activities		(318,058,000)	379,440,000	(403,807,000)
Financing activities:
Redemption of long-term debt		(25,774,000)
Proceeds from stock transactions		1,923,000	1,522,000	1,455,000
Payments of cash dividends - common		(68,670,000)	(49,599,000)	(43,594,000)
Repurchase of outstanding common stock warrant	$ (29,005,000)		(29,005,000)
Purchase of treasury stock		(17,845,000)	(19,042,000)	(187,000)
Net cash (used in) provided by financing activities		(53,484,000)	(557,847,000)	203,147,000
(Decrease) increase in cash and cash equivalents		(59,977,000)	51,440,000	(3,841,000)
Cash and cash equivalents at beginning of period		316,797,000	265,357,000	269,198,000
Cash and cash equivalents at end of period		256,820,000	316,797,000	265,357,000
Parent Company | Reportable Legal Entities
Operating activities:
Net income		205,104,000	215,931,000	157,436,000
Adjustments to reconcile net income to net cash provided by operating activities:
Investment securities transactions, net				(23,000)
Unrealized (gain) loss on equity securities with readily determinable fair values		(16,000)	330,000
Stock compensation expense		980,000	1,035,000	903,000
Decrease in other liabilities		(58,000)	(1,479,000)	(3,453,000)
Equity in undistributed net income of subsidiaries		(84,234,000)	(111,135,000)	(93,674,000)
Net cash provided by operating activities		121,776,000	104,682,000	61,189,000
Investing activities:
Principal collected on mortgage-backed securities				6,328,000
Net increase in notes receivable		(12,100,000)
(Decrease) increase in other assets and other investments		5,915,000	(7,891,000)	(25,348,000)
Net cash (used in) provided by investing activities		(6,185,000)	(7,891,000)	(19,020,000)
Financing activities:
Redemption of long-term debt		(25,774,000)
Proceeds from stock transactions		1,923,000	1,522,000	1,455,000
Payments of cash dividends - common		(68,670,000)	(49,599,000)	(43,594,000)
Repurchase of outstanding common stock warrant			(29,005,000)
Purchase of treasury stock		(17,845,000)	(19,042,000)	(187,000)
Net cash (used in) provided by financing activities		(110,366,000)	(96,124,000)	(42,326,000)
(Decrease) increase in cash and cash equivalents		5,225,000	667,000	(157,000)
Cash and cash equivalents at beginning of period		19,065,000	18,398,000	18,555,000
Cash and cash equivalents at end of period		$ 24,290,000	$ 19,065,000	$ 18,398,000